Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	0000729528
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun. 01, 2013
Prospectus Date	May 01, 2013